Common Stock and Preferred Stock (Details Narrative) - USD ($)	1 Months Ended
	Oct. 31, 2018	Jul. 31, 2019
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Issuance of common stock, value	$ 200,000
Key Executive [Member]
Issuance of common stock	90,000
Issuance of common stock, value	$ 12,600
Employment Agreement [Member]
Issuance of common stock	2,000,000
Employment Agreement [Member] | Executive Officer [Member]
Issuance of common stock	2,000,000
Stock Purchase Agreement [Member]
Issuance of common stock	1,428,571
Issuance of common stock, value	$ 200,000